APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer :
              OCC Cash Reserves
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class of securities
 for which this Form is filed (If the Form is being filed
  for all series and classes of securities of the
  issuer, check the box but do not list series of (classes):           x


3. Investment Company Act File Number: 811-05731



Securities Act File Number:  33-29070




4. (a).  Last day of fiscal year for
         which this Form is filed:  December 23, 2002



4. (b).    Check box if this Form is being filed late
         (i.e., more than 90 calendar days after the end of the
                     issuers fiscal year).  (See Instruction A.2)


Note:  If the Form is being filed late,
 interest must be paid on the registration fee due.

4. (c).  X  Check box if this is the
              last time the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):	$589,412


II. Aggregate price of securities redeemed or
Repurchased during the fiscal year.	$(20,175,443)

III Aggregate price of Securities redeemed
        or repurchased  during any prior
        fiscal year ending no earlier than
October 11, 1995 that were not
 previously used to reduce registration
 fees payable to the Commission:  $(3,370,762,155)


IV Total available redemption
           credits (add Items (II) and (5(III) $(3,390,348,186)

V Net sales if Item 5(IV) is greater than Item 5(I)
subtract Item 5(IV) from Item 5(I).	$__________

VI. Redemption credits available
         for use in future years if Item
        5(I) is less than Item 5(IV) subtract Item
        5(IV) from Item 5(I):    $        -0-_______

VII. Multiplier for determining registration fee (See	X.000092
Instruction C.9).

VIII. Registration fee due multiply Item 5(V) by Item
IX. ___-0__
5(VII) (enter 0 if no fee is due):
Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities
 Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or units)
 deducted here:-0-_ . If there is a number of shares or other units that were registered pursuant to rule
 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_-0-___.


6.   	Interest due if this Form is being filed more
 than 90 days after the end of the issuers fiscal year (see instruction D):
+$_-0-

7.           Total of the amount of the
     registration fee due plus any interest due line 5(VIII) plus line 7: $-0-


8. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

			Method of Delivery:

   Wire Transfer

    Mail or other means
SIGNATURES



This report has been signed
 below by the following
persons on behalf of the issuer
and in the capacities and on the
dates indicated.


By (Signature and Title)_Larry Altadonna_

		    Assistant Treasurer


Date ____3-03-03_______

Please print the name and title
of the signing officer below the signature.